CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (41,496,847)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	967
Stock-based compensation	4,655,028
Gain on extinguishment of debt	(120,810)
Change in fair value of warrant liability	(1,468,649)
Change in fair value of cash earnout liability	354,701
Non-cash interest expense	10,288
Non-cash settlement expense	21,365,641
Non-cash consulting expense	4,850,000
Changes in operating assets and liabilities:
Accounts receivable	831,390
Prepaid expenses and other assets	(4,847,806)
Accounts payable	2,562,762
Accrued expenses and other liabilities	(1,104,791)
Net cash used in operating activities	(14,408,126)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of computer equipment	(2,783)
Net cash used in investing activities	(2,783)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common stock	8,489,082
Proceeds from exercise of warrant	7,500,018
Effect of Merger, net of transaction costs	11,049,628
Repayment of notes payable assumed in Merger	(1,100,000)
Net cash provided by financing activities	25,938,728
Net increase in cash	11,527,819
Cash at beginning of year	1,858,513
Cash at end of year	13,386,332
Non-cash investing and financing activities
Reclassification of settlement liability upon issuance of warrant	60,851,779
Extinguishment of Paycheck Protection Program Loan	$ 120,810